Summary of Significant Accounting Policies - Basis Of Presentation, Subsidiaries, Affiliates and Restricted Cash (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase/(decrease) in cash and cash equivalents			$ (8,360)	$ (27,420)	$ (84,144)
Restricted cash	$ 10,056	$ 5,040	$ 6,558	5,386	$ 13,480
Navios Logistics
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ownership percentage of Navios Holdings			63.80%
Letter of Credit | Navios Logistics
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restricted cash				2,900
Retention Accounts
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restricted cash			$ 5,968	1,896
Amount Held as Security
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restricted cash			$ 590	$ 590
Navios Logistics
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ownership percentage of Navios Holdings	63.80%
Navios Partners and its subsidiaries
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Economic interest	20.20%		20.80%
General partner interest of Navios Holdings	2.00%		2.00%
Navios Acquisition and its subsidiaries
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Economic interest	48.60%		46.20%
Acropolis Chartering and Shipping Inc. ("Acropolis")
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Economic interest	35.00%		35.00%
Ownership percentage of Navios Holdings	50.00%		50.00%
Navios Europe I and its subsidiaries
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Economic interest	47.50%
Navios Europe II and its subsidiaries
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Economic interest	47.50%
Navios Containers and its subsidiaries
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Economic interest	3.10%		3.40%
Effect of retrospective application
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase/ (decrease) in net cash provided by operating activities		(2,836)
Increase/ (decrease) in net cash provided financing activities		(2,491)
Increase/(decrease) in cash and cash equivalents		$ (345)